Description of the Plan (Details)		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2025 USD ($) Hours break	Dec. 31, 2024 USD ($)	Dec. 31, 2016 USD ($) Hours
EBP, Description of Plan [Line Items]
Vesting service hours required | Hours		1,000		1,000
Rollover contribution vesting percentage		100.00%
Employer contribution vesting percentage, annual				20.00%
EBP 002
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period		30 days
Automatic deferral rate		4.00%
Matching percentage		100.00%
Participant compensation matched, percentage		5.00%
Period of breaks | break		5
Breaks in service period		1 year
Unallocated forfeitures		$ 318	$ 16,769
Forfeited nonvested account, decrease from matching contribution		29,132	9,331
Forfeited nonvested account, decrease from plan expenses		$ 1,500	$ 12,997
Minimum borrowing, amount	$ 1,000			$ 1,000
Maximum borrowing, amount	$ 50,000			$ 50,000
Maximum borrowing, to total account, percentage	50.00%			50.00%
Asset fee charged, rate	1.00%	0.08%
Participant loan, interest rate		4.25%
EBP 002 | Participant Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%		100.00%
EBP 002 | Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Total annual compensation contribution, percentage		1.00%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Total annual compensation contribution, percentage		70.00%